Acquisitions - Preliminary Purchase Price Allocation for Businesses Acquired (Details) $ in Thousands, £ in Millions					6 Months Ended
	Jul. 02, 2026 USD ($)	Apr. 22, 2026 USD ($)	Mar. 11, 2026 USD ($)	Mar. 11, 2026 GBP (£)	Jul. 31, 2026 USD ($)
Fiscal 2027 Acquisitions
Acquisitions
Cash, net of cash acquired related to acquisition					$ 57,033
Contingent consideration					6,507
Net working capital adjustments (receivable) / payable					1,630
Purchase price consideration					65,170
Allocated to:
Current assets, excluding cash acquired					2,521
Property and equipment					31
Deferred income tax asset					5,835
Other long-term assets					33
Current liabilities					(1,690)
Deferred revenue					(2,382)
Deferred income tax liability					(5,837)
Net tangible assets (liabilities) assumed					(1,489)
Goodwill					24,816
Fiscal 2027 Acquisitions | Customer agreements and relationships
Allocated to:
Finite-lived intangible assets acquired					16,422
Fiscal 2027 Acquisitions | Existing technologies
Allocated to:
Finite-lived intangible assets acquired					24,271
Fiscal 2027 Acquisitions | Trade names
Allocated to:
Finite-lived intangible assets acquired					750
Fiscal 2027 Acquisitions | Non-compete covenants
Allocated to:
Finite-lived intangible assets acquired					400
OrderMine
Acquisitions
Cash, net of cash acquired related to acquisition			$ 2,300	£ 1.7	2,324
Contingent consideration					1,007
Net working capital adjustments (receivable) / payable					(26)
Purchase price consideration					3,305
Allocated to:
Current assets, excluding cash acquired					31
Current liabilities					(52)
Deferred revenue					(20)
Deferred income tax liability					(248)
Net tangible assets (liabilities) assumed					(289)
Goodwill					2,601
OrderMine | Customer agreements and relationships
Allocated to:
Finite-lived intangible assets acquired					322
OrderMine | Existing technologies
Allocated to:
Finite-lived intangible assets acquired					671
Idelic
Acquisitions
Cash, net of cash acquired related to acquisition		$ 25,300			25,258
Contingent consideration					2,800
Net working capital adjustments (receivable) / payable					66
Purchase price consideration					28,124
Allocated to:
Current assets, excluding cash acquired					477
Deferred income tax asset					5,835
Other long-term assets					17
Current liabilities					(797)
Deferred revenue					(2,173)
Net tangible assets (liabilities) assumed					3,359
Goodwill					4,615
Idelic | Customer agreements and relationships
Allocated to:
Finite-lived intangible assets acquired					7,600
Idelic | Existing technologies
Allocated to:
Finite-lived intangible assets acquired					12,300
Idelic | Trade names
Allocated to:
Finite-lived intangible assets acquired					50
Idelic | Non-compete covenants
Allocated to:
Finite-lived intangible assets acquired					200
Drivin
Acquisitions
Cash, net of cash acquired related to acquisition	$ 29,500				29,451
Contingent consideration					2,700
Net working capital adjustments (receivable) / payable					1,590
Purchase price consideration					33,741
Allocated to:
Current assets, excluding cash acquired					2,013
Property and equipment					31
Other long-term assets					16
Current liabilities					(841)
Deferred revenue					(189)
Deferred income tax liability					(5,589)
Net tangible assets (liabilities) assumed					(4,559)
Goodwill					17,600
Drivin | Customer agreements and relationships
Allocated to:
Finite-lived intangible assets acquired					8,500
Drivin | Existing technologies
Allocated to:
Finite-lived intangible assets acquired					11,300
Drivin | Trade names
Allocated to:
Finite-lived intangible assets acquired					700
Drivin | Non-compete covenants
Allocated to:
Finite-lived intangible assets acquired					$ 200